Business Combinations - Narrative, PRA Acquisition (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 01, 2021 Employee $ / shares shares	Dec. 31, 2023 USD ($) Employee	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Number of employees | Employee	38,000	41,100
Integration related costs		$ 44,176	$ 39,695	$ 198,263
Total financing costs		336,699	229,731	182,423
PRA Health Sciences, Inc
Business Acquisition [Line Items]
Business acquisition, share price (in USD per share) | $ / shares	$ 80
Business acquisition, number of shares issued (in shares) | shares	0.4125
Total financing costs		$ 16,400	$ 17,700	$ 86,700